Note 21 - Cash and Cash Equivalents (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Short-term deposits, guarantee deposits	R$ 975	R$ 630